NIKE SECURITIES L.P.
                              1001 WARRENVILLE ROAD
                              LISLE, ILLINOIS 60532

                                 August 2, 2001



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

Attn:  Filing Desk, Stop 1-4


                Re: The First Trust Special Situations Trust, 193
                    (SEC File No. 333-23267)(CIK No. 1027693)

Ladies/Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent post effective amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Post effective Amendment No. 4, which was the most recent post effective Amendment to the Registration Statement, was filed electronically with the Commission on July 31, 2001.

                                                Very truly yours,




                                                NIKE SECURITIES L.P.